Shareholder Report, Average Annual Return (Details)		12 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended		21 Months Ended	39 Months Ended	54 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended	64 Months Ended		68 Months Ended	84 Months Ended	93 Months Ended	98 Months Ended		102 Months Ended		103 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000129136
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares CSI China Internet ETF
C000129571
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Bosera MSCI China A 50 Connect Index ETF
C000180685
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares MSCI One Belt One Road Index ETF
C000176655
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Emerging Markets Consumer Technology Index ETF
C000157444
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares MSCI China Clean Technology Index ETF
C000198139
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Electric Vehicles and Future Mobility Index ETF
C000195635
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares MSCI All China Health Care Index ETF
C000195632
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Asia Pacific High Income USD Bond ETF
C000210156
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares MSCI Emerging Markets ex China Index ETF
C000214065
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Global Carbon Strategy ETF
C000222186
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Value Line<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dynamic Dividend Equity Index ETF
C000223083
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Mount Lucas Managed Futures Index Strategy ETF
C000220718
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares SSE STAR Market 50 Index ETF
C000223017
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Hang Seng TECH Index ETF
C000229247
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares California Carbon Allowance Strategy ETF
C000240471
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares KWEB Covered Call Strategy ETF
C000249202
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Hedgeye Hedged Equity Index ETF
C000250789
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Artificial Intelligence and Technology ETF
C000251229
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Sustainable Ultra Short Duration Index ETF
C000249978
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares China Alpha Index ETF
C000254137
Average Annual Return [Line Items]
Line Graph and Table Measure Name		KraneShares Man Buyout Beta Index ETF
Without Sales Load [Member] | C000129136
Average Annual Return [Line Items]
Average Annual Return, Percent		(15.27%)									(15.07%)												(0.13%)
Without Sales Load [Member] | C000129571
Average Annual Return [Line Items]
Average Annual Return, Percent		27.37%									(0.58%)												4.68%
Without Sales Load [Member] | C000180685
Average Annual Return [Line Items]
Average Annual Return, Percent		27.53%									2.15%											4.07%
Without Sales Load [Member] | C000176655
Average Annual Return [Line Items]
Average Annual Return, Percent		25.77%									(6.11%)										(0.31%)
Without Sales Load [Member] | C000157444
Average Annual Return [Line Items]
Average Annual Return, Percent		10.87%									(6.02%)									2.96%
Without Sales Load [Member] | C000198139
Average Annual Return [Line Items]
Average Annual Return, Percent		48.24%									(3.95%)								4.45%
Without Sales Load [Member] | C000195635
Average Annual Return [Line Items]
Average Annual Return, Percent		12.90%									(11.69%)							(2.28%)
Without Sales Load [Member] | C000195632
Average Annual Return [Line Items]
Average Annual Return, Percent		6.30%									(0.42%)						1.47%
Without Sales Load [Member] | C000210156
Average Annual Return [Line Items]
Average Annual Return, Percent		43.97%									8.26%					9.86%
Without Sales Load [Member] | C000214065
Average Annual Return [Line Items]
Average Annual Return, Percent		6.82%									8.70%				14.49%
Without Sales Load [Member] | C000222186
Average Annual Return [Line Items]
Average Annual Return, Percent		9.31%									9.07%			11.40%
Without Sales Load [Member] | C000223083
Average Annual Return [Line Items]
Average Annual Return, Percent		8.02%									5.46%		7.05%
Without Sales Load [Member] | C000220718
Average Annual Return [Line Items]
Average Annual Return, Percent		28.85%									(3.29%)	(6.33%)
Without Sales Load [Member] | C000223017
Average Annual Return [Line Items]
Average Annual Return, Percent		(14.71%)								(11.40%)
Without Sales Load [Member] | C000229247
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.84%)							(4.54%)
Without Sales Load [Member] | C000240471
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.27%)						6.22%
Without Sales Load [Member] | C000249202
Average Annual Return [Line Items]
Average Annual Return, Percent		14.92%					10.31%
Without Sales Load [Member] | C000250789
Average Annual Return [Line Items]
Average Annual Return, Percent		33.06%				17.39%
Without Sales Load [Member] | C000251229
Average Annual Return [Line Items]
Average Annual Return, Percent		4.16%			4.52%
Without Sales Load [Member] | C000249978
Average Annual Return [Line Items]
Average Annual Return, Percent		57.43%		42.01%
Without Sales Load [Member] | C000254137
Average Annual Return [Line Items]
Average Annual Return, Percent		21.78%	7.06%
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%									(3.47%)												4.49%
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%									(3.47%)												4.49%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		20.01%									9.49%											10.53%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		29.55%									3.69%										5.11%
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%									(3.47%)									1.16%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		20.01%									9.49%								9.44%
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%									(3.47%)							(0.34%)
JP Morgan Asia Credit Index (JACI) (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	JP Morgan Asia Credit Index (JACI) (USD) (TR)
Average Annual Return, Percent		5.31%									1.37%						3.16%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		29.55%									3.69%					6.19%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%									12.06%				14.71%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%									12.06%			13.54%
Bloomberg Global Aggregate Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	Bloomberg Global Aggregate Index (USD) (TR)
Average Annual Return, Percent		4.26%									(1.46%)		(1.95%)
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%									(3.47%)	(5.51%)
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%								(4.27%)
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%							11.36%
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%						4.18%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%					10.45%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%				10.98%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%			4.78%
MSCI China All Shares Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]	MSCI China All Shares Index (USD) (NR)
Average Annual Return, Percent		10.36%		23.18%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		18.09%	11.04%
CSI Overseas China Internet Index (USD) (PR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]	CSI Overseas China Internet Index (USD) (PR)
Average Annual Return, Percent		(15.65%)									(15.12%)												(0.10%)
Custom Blended KBA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[25]	Custom Blended KBA Index
Average Annual Return, Percent		29.34%									0.30%												5.07%
MSCI Global China Infrastructure Exposure Index (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	MSCI Global China Infrastructure Exposure Index (NR)
Average Annual Return, Percent		29.28%									2.88%											5.17%
Solactive Emerging Markets Consumer Technology Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[26]	Solactive Emerging Markets Consumer Technology Index (USD) (TR)
Average Annual Return, Percent		26.32%									(5.51%)										0.56%
MSCI China IMI Environment 10/40 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[27]	MSCI China IMI Environment 10/40 Index (USD) (NR)
Average Annual Return, Percent		11.96%									(6.32%)									2.42%
Custom Blended KARS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28]	Custom Blended KARS Index
Average Annual Return, Percent		48.46%									(3.18%)								5.02%
MSCI China All Shares Healthcare 10/40 Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	MSCI China All Shares Healthcare 10/40 Index (USD) (NR)
Average Annual Return, Percent		13.67%									(11.03%)							(1.56%)
Custom Blended KHYB Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[29]	Custom Blended KHYB Index
Average Annual Return, Percent		6.49%									(1.03%)						1.55%
MSCI Emerging Markets ex China Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[30]	MSCI Emerging Markets ex China Index (USD) (NR)
Average Annual Return, Percent		41.30%									8.07%					9.08%
S&P Global Carbon Credit Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	S&P Global Carbon Credit Index (USD) (TR)
Average Annual Return, Percent		8.23%									10.05%				15.69%
Value Line® Dynamic Dividend Equity Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31]	Value Line<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dynamic Dividend Equity Index (USD) (NR)
Average Annual Return, Percent		9.07%									8.76%			11.07%
KFA MLM Index (USD) (PR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[32]	KFA MLM Index (USD) (PR)
Average Annual Return, Percent		9.26%									7.48%		9.01%
SSE Science and Technology Innovation Board 50 Index (USD, TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[33]	SSE Science and Technology Innovation Board 50 Index (USD, TR)
Average Annual Return, Percent		29.50%									(0.40%)	(3.83%)
Hang Seng TECH Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16]	Hang Seng TECH Index (USD) (NR)
Average Annual Return, Percent		(13.61%)								(10.13%)
S&P Carbon Credit CCA Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	S&P Carbon Credit CCA Index (USD) (TR)
Average Annual Return, Percent		(8.64%)							(3.44%)
CSI Overseas China Internet Index (USD) (PR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[34]	CSI Overseas China Internet Index (USD) (PR)
Average Annual Return, Percent		(15.65%)						(3.58%)
Hedgeye Hedged Equity Index (USD) (PR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[35]	Hedgeye Hedged Equity Index (USD) (PR)
Average Annual Return, Percent		16.83%					12.01%
Solactive Etna Artificial General Intelligence Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[36]	Solactive Etna Artificial General Intelligence Index (USD) (NR)
Average Annual Return, Percent		26.69%				13.02%
Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]	Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (USD) (TR)
Average Annual Return, Percent		4.21%			4.60%
Qi China Alpha Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]	Qi China Alpha Index (USD) (NR)
Average Annual Return, Percent		60.09%		44.14%
Man Buyout Beta Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]	Man Buyout Beta Index (USD) (TR)
Average Annual Return, Percent		22.95%	8.10%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	ACWI – All Country World Index
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[16]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[17]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[18]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[23]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[24]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.
[25]	Custom Blended KBA Index consists of: MSCI China A Index (inception to October 23, 2014), MSCI China A International Index (October 23, 2024 to December 26, 2017), MSCI China A Inclusion Index (December 27, 2017 to May 29, 2019), MSCI China A Index (May 29, 2019 to January 5. 2022), and MSCI China A 50 Connect Index (January 6, 2022 to present).
[26]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[27]	IMI - Investable Market Index
[28]	Custom Blended KARS Index consists of: Solactive Electric Vehicles and Future Mobility Index (Inception to June 15, 2021) and Bloomberg Electric Vehicles Total Return Index (June 16, 2021 to present).
[29]	Custom Blended KHYB Index consist of: Solactive USD China Corporate High Yield Bond Index (Inception to July 31, 2021) and JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (August 1, 2021 to present.)
[30]	The Fund's inception date predates the MSCI Emerging Markets ex China Index's inception date of March 9, 2017. Accordingly, the MSCI Emerging Markets ex China Index does not have 10 calendar years of performance and the table instead reflects the MSCI Emerging Markets ex China Index's performance for 1 year, five years, and from its inception on March 9, 2017.
[31]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[32]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.
[33]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[34]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.
[35]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.
[36]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).